UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

The Community Reinvestment Act Qualified Investment Fund
 (Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2010

Date of reporting period: November 30, 2009

Item 1.  Reports to Stockholders.

The Semi-Annual Report to Shareholders for the fiscal half-year ended November 30, 2008 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1), is filed herewith.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

November 30, 2009

1

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of The Community Reinvestment Act Qualified Investment Fund (the “Fund”) for the six-month period ended November 30, 2009.

Net assets stood at $866,649,318 as of November 30, 2009. We believe the positive effects of the Fund’s investments assist low- and moderate-income families throughout the nation. As of November 30, 2009, investments in the Fund helped finance approximately 152,000 affordable rental housing units; 6,300 mortgages for low- and moderate income families; $27.3 million in affordable healthcare facilities; $134.1 million in economic development programs including Brownfield redevelopment, childcare services and neighborhood revitalization programs; $91.7 million in job creation and job training programs; and $326.0 million toward statewide home ownership and down payment assistance programs throughout the United States.

We believe the positive effects of the Fund’s investments, along with the Fund’s disciplined investment and research approach contributed to our depository shareholders continuation of a 100% success rate earning positive consideration for the Community Reinvestment Act investment test.1

Sincerely,

John E. Taylor
Chairman, Board of Trustees

1Community Reinvestment Act examinations are conducted by the Federal Deposit Insurance Corporation, the Office of the Comptroller of the Currency, the Office of Thrift Supervision, and the Board of Governors of the Federal Reserve System. These regulators have not approved or disapproved of the Fund.

2	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

TABLE OF CONTENTS

Manager’s Discussion & Analysis	3

Fund Profile	4

Expenses	5

Schedule of Investments	6

Statement of Assets and Liabilities	21

Statement of Operations	22

Statement of Changes in Net Assets	23

Financial Highlights	25

Notes to Financial Statements	28

3

Manager’s Discussion & Analysis

For the six-month period ended November 30, 2009, the CRA Share class delivered a total return of 4.11%, the Institutional Share Class delivered a total return of 4.34% and the Retail Share Class delivered a total return of 4.07%. For the same period, the Barclays Capital U.S. Aggregate Bond Index had a return of 6.21%.

The yield curve shifted lower in a parallel fashion during the six-month period ended November 30, 2009. The 10-year Treasury yield declined from 3.46% to 3.20% while the 2-year note declined from 0.92% to 0.66%.

The Federal Reserve left its targeted lending rate at 0% to 0.25% where it has been since December 2008. Economic activity started to pick up slightly toward the end of this six-month period while consumer confidence also began to turn around. After the flight to quality evident in 2008 and the early part of 2009, investors jumped back into riskier assets. Given this, corporate bonds were the best performing sector of the bond market during this time frame and the Fund’s underperformance was primarily due to its lack of exposure to this sector.

We welcome the opportunity to continue to serve you and to expand the positive impact of community development investing.

*As of December 31, 2009, CRA Share Class’ 1-year, 5-year, 10-year and since inception (August 30, 1999) returns were 4.81%, 4.11%, 5.41% and 5.22%, respectively. The total annual CRA Share Class operating expenses were 0.96%. For the Institutional Share Class, the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 5.29%, 4.33%, 5.53%, and 5.10% respectively. For the Retail Share Class, the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 4.84%, 4.12%, 5.42% and 4.72%, respectively. Performance for the Institutional Share and Retail Share Classes for periods prior to March 2, 2007 is that of the CRA Share Class. Total annual Institutional Share Class and Retail Share Class operating expenses were 0.51% and 0.86%, respectively. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

Carefully consider the risks, investment objectives, and charges and expenses of the Fund before investing. This and other information can be found in the Fund’s prospectus which can be obtained by calling 866-202-3573. Please read the prospectus carefully before investing.

4	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Fund Profile November 30, 2009 (Unaudited)

Top Ten Holdings*
(% of Net Assets)

GNMA Multi Family 2006-63 A, 4.26%, 02/16/2032	2.18%
FGLMC Single Family Pool A84382, 5.50%, 02/01/2039	1.41%
GNMA Multi Family 2007-12 A, 3.96%, 06/16/2031	1.35%
GNMA Multi Family 2009-115 AC, 2.02%, 12/16/2050	1.29%
New York State Housing Finance Agency, 5.30%, 11/01/2037	1.25%
GNMA Multi Family 2009-86 A, 3.54%, 09/16/2035	0.93%
New York City Housing Development Corp., 3.70%, 05/01/2010	0.91%
New York City Housing Development Corp., 5.63%, 11/01/2024	0.87%
GNMA Multi Family 2008-14 B, 4.75%, 10/16/2042	0.86%
GNMA Multi Family Pool 666268, 5.85%, 03/15/2043	0.85%
11.90%

Asset Allocation
(% of Net Assets)

Corporate Bond	0.05%
FGLMC Single Family	6.70%
FHA Project Loan	0.82%
FNMA Multi Family	13.06%
FNMA Single Family	14.48%
GNMA Multi Family	26.59%
GNMA Single Family	11.36%
HUD	0.01%
SBA	1.79%
SBA Participation Certificate	0.03%
Municipal Bonds	21.74%
Miscellaneous Investments	0.82%
Certificate of Deposit	0.11%
Short-Term Investment	4.25%
Liabilities in Excess of Other Assets	(1.81)%
100.00%

*Excludes Short-Term Investments

5

Expenses November 30, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2009 and held for the six-month period ended November 30, 2009.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 Through November 30, 2009
Actual	CRA Shares Institutional Shares Retail Shares	$1,000.00 1,000.00 1,000.00	$1,041.10 1,043.40 1,040.70	$4.86 2.56 4.35
Hypothetical (5% return before expenses)	CRA Shares Institutional Shares Retail Shares	$1,000.00 1,000.00 1,000.00	$1,020.31 1,022.56 1,020.81	$4.81 2.54 4.31

*Expenses are equal to the annualized expense ratios of 0.95%, 0.50% and 0.85% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account values on the first three lines in the table are based on its actual total returns of 4.11%, 4.34% and 4.07% for the fiscal period of June 1, 2009 to November 30, 2009 for CRA Shares, Institutional Shares and Retail Shares, respectively.

6	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments November 30, 2009
	Principal
	Amount	Value
CORPORATE BOND - 0.05%
Salvation Army
5.44%, 09/01/2015	$370,000	$401,254

TOTAL CORPORATE BOND (Cost $370,000)		401,254

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 74.84%

FGLMC Single Family - 6.70%
Pool A68734, 5.00%, 07/01/2037	741,073	778,083
Pool A73050, 5.00%, 02/01/2038	495,760	520,519
Pool A78734, 5.00%, 06/01/2038	1,741,732	1,828,619
Pool A56707, 5.50%, 01/01/2037	435,090	463,762
Pool A57436, 5.50%, 01/01/2037	1,124,257	1,199,222
Pool A58653, 5.50%, 03/01/2037	1,942,490	2,072,014
Pool A59858, 5.50%, 04/01/2037	227,831	242,845
Pool A60749, 5.50%, 05/01/2037	1,219,727	1,300,105
Pool A63607, 5.50%, 07/01/2037	550,082	586,332
Pool A66019, 5.50%, 08/01/2037	1,578,622	1,683,884
Pool A68746, 5.50%, 10/01/2037	1,285,119	1,369,806
Pool A69361, 5.50%, 11/01/2037	717,534	765,379
Pool A73036, 5.50%, 01/01/2038	784,535	836,234
Pool A76192, 5.50%, 04/01/2038	1,425,166	1,519,002
Pool A76444, 5.50%, 04/01/2038	1,075,529	1,146,344
Pool A78742, 5.50%, 06/01/2038	6,093,489	6,494,698
Pool A83074, 5.50%, 11/01/2038	976,710	1,041,019
Pool A84142, 5.50%, 01/01/2039	878,828	936,692
Pool A84382, 5.50%, 02/01/2039	11,440,853	12,194,143
Pool A42806, 6.00%, 02/01/2036	601,668	648,191
Pool A44642, 6.00%, 04/01/2036	895,617	964,870
Pool A49014, 6.00%, 05/01/2036	742,466	798,716
Pool A52235, 6.00%, 09/01/2036	393,503	423,315
Pool A54312, 6.00%, 11/01/2036	1,324,329	1,426,732
Pool A55852, 6.00%, 12/01/2036	684,726	736,602
Pool A57261, 6.00%, 02/01/2037	812,657	873,718
Pool A60055, 6.00%, 04/01/2037	764,555	822,001
Pool A63610, 6.00%, 07/01/2037	847,359	911,027
Pool A66123, 6.00%, 07/01/2037	708,746	761,999
Pool A64648, 6.00%, 08/01/2037	928,985	998,785
Pool A67088, 6.00%, 09/01/2037	743,458	799,319
Pool A80026, 6.00%, 10/01/2037	941,328	1,012,056
Pool A68807, 6.00%, 11/01/2037	1,611,874	1,730,971
Pool A69362, 6.00%, 11/01/2037	824,698	886,663
Pool A78750, 6.00%, 06/01/2038	967,382	1,038,956
Pool C38992, 6.50%, 12/01/2029	257,621	281,320
Pool C50755, 6.50%, 03/01/2031	90,069	98,270
Pool C54246, 6.50%, 07/01/2031	40,149	43,805
Pool C59148, 6.50%, 10/01/2031	86,691	94,584
Pool B31166, 6.50%, 12/01/2031	23,761	25,925
Pool C61764, 6.50%, 12/01/2031	60,687	66,213
Pool C64625, 6.50%, 02/01/2032	179,197	195,233
Pool C65420, 6.50%, 03/01/2032	233,910	254,843
Pool C66763, 6.50%, 05/01/2032	392,212	427,312
Pool C66830, 6.50%, 05/01/2032	30,730	33,480
Pool C68518, 6.50%, 06/01/2032	145,040	158,019
Pool C72446, 6.50%, 08/01/2032	135,065	147,152
Pool A49963, 6.50%, 06/01/2036	203,449	219,939

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal
	Amount	Value
Pool A50703, 6.50%, 07/01/2036	$948,745	$1,025,645
Pool A52237, 6.50%, 08/01/2036	653,413	706,375
Pool A52899, 6.50%, 09/01/2036	549,691	594,246
Pool A53441, 6.50%, 10/01/2036	971,032	1,049,739
Pool A68747, 6.50%, 10/01/2037	805,207	870,221
		58,104,944
FHA Project Loan - 0.82%
FHA Project Loan
023-98141, 6.00%, 03/01/2047 (a)	3,187,079	3,143,098
034-35271, 6.95%, 01/01/2033 (a)	382,468	385,789
034-35272, 6.95%, 01/01/2033 (a)	379,068	382,359
FHA Ridge, 6.45%, 01/01/2036 (a)	290,515	289,376
WM 2002-1, 7.43%, 08/01/2019 (a)	1,390,535	1,391,023
Reilly 130, 7.43%, 08/25/2021 (a)	1,482,116	1,482,480
		7,074,125
FNMA Multi Family - 13.06%
Pool 463535, 4.30%, 10/01/2019	1,998,254	2,059,082
Pool 463712, 4.36%, 11/01/2019	2,520,000	2,588,414
Pool 463538, 4.42%, 09/01/2019	2,056,077	2,127,033
Pool 386602, 4.66%, 10/01/2013	319,220	341,189
Pool 387425, 4.76%, 06/01/2015	589,093	632,303
Pool 387286, 4.78%, 03/01/2015	2,904,374	3,074,489
Pool 387284, 4.84%, 03/01/2015	930,301	1,001,083
Pool 463037, 4.86%, 09/01/2019	2,994,729	3,191,714
Pool 387277, 4.89%, 02/01/2015	1,301,255	1,401,907
Pool 387273, 4.89%, 02/01/2015	1,208,308	1,301,771
Pool 386582, 4.93%, 10/01/2012	2,287,529	2,468,970
Pool 387202, 4.98%, 12/01/2014	3,110,182	3,340,126
Pool 387560, 4.98%, 09/01/2015	940,473	1,019,125
Pool 387109, 5.02%, 09/01/2014	233,203	245,689
Pool 387517, 5.02%, 08/01/2020	1,883,090	1,987,540
Pool 386980, 5.04%, 06/01/2014	1,200,640	1,300,986
Pool 873236, 5.09%, 02/01/2016	1,897,890	2,067,777
Pool 387289, 5.12%, 07/01/2029	675,670	703,339
Pool 387438, 5.18%, 06/01/2020	234,888	250,929
Pool 386104, 5.19%, 04/01/2021	222,032	235,691
Pool 387215, 5.19%, 01/01/2023	499,271	526,582
Pool 387446, 5.22%, 06/01/2020	3,686,072	3,960,835
Pool 874244, 5.23%, 12/01/2020	1,062,776	1,140,994
Pool 387452, 5.25%, 06/01/2035	753,014	754,648
Pool 874253, 5.29%, 08/01/2017	930,057	986,943
Pool 873414, 5.29%, 02/01/2024	1,471,506	1,549,344
Pool 387349, 5.31%, 04/01/2020	824,792	880,024
Pool 387312, 5.33%, 04/01/2035	546,687	548,852
Pool 874082, 5.35%, 06/01/2018	1,927,349	2,063,867
Pool 873470, 5.42%, 03/01/2016	1,982,887	2,193,103
Pool 958348, 5.44%, 04/01/2027	541,488	581,755
Pool 387399, 5.46%, 08/01/2020	284,928	308,242
Pool 387158, 5.48%, 11/01/2022	940,608	993,294
Pool 874487, 5.52%, 05/01/2025	4,599,261	4,985,505
Pool 958283, 5.54%, 03/01/2019	6,353,624	7,081,184
Pool 873550, 5.55%, 04/01/2024	1,677,434	1,795,656
Pool 874136, 5.57%, 12/01/2016	241,344	269,163
Pool 874521, 5.61%, 04/01/2024	1,577,761	1,703,156
Pool 874262, 5.75%, 01/01/2017	624,251	682,611
Pool 873649, 5.79%, 05/01/2016	2,930,084	3,291,408

The accompanying notes are an integral part of the financial statements.

8	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool 873766, 5.79%, 07/01/2024	$1,059,511	$1,170,518
Pool 386991, 5.86%, 06/01/2022	234,857	257,224
Pool 386464, 5.88%, 08/01/2021	881,928	975,789
Pool 873731, 5.88%, 07/01/2023	2,358,990	2,647,399
Pool 874920, 5.91%, 07/01/2023	1,034,731	1,172,871
Pool 873830, 5.94%, 07/01/2024	4,460,808	4,986,304
Pool 387005, 5.95%, 06/01/2022	393,923	437,912
Pool 873949, 5.95%, 09/01/2024	4,132,930	4,625,361
Pool 873642, 5.99%, 05/01/2024	657,834	717,410
Pool 873705, 6.03%, 06/01/2016	1,448,577	1,518,874
Pool 873706, 6.04%, 06/01/2016	5,987,920	6,375,500
Pool 958256, 6.09%, 12/01/2033	1,660,413	1,871,107
Pool 873679, 6.10%, 06/01/2024	853,782	935,600
Pool 387046, 6.11%, 10/01/2022	617,766	689,402
Pool 958614, 6.22%, 04/01/2027	854,899	980,931
Pool 385229, 6.33%, 09/01/2017	2,165,305	2,472,056
Pool 380972, 6.35%, 12/01/2016	252,462	278,426
Pool 874736, 6.43%, 10/01/2025	488,782	568,751
Pool 384719, 6.59%, 02/01/2017	1,373,481	1,589,266
Pool 385136, 6.65%, 06/01/2020	228,402	248,398
Pool 383143, 6.75%, 02/01/2016	2,679,420	3,100,562
Pool 383145, 6.85%, 02/01/2019	1,915,785	2,203,717
Pool 385051, 6.89%, 05/01/2020	2,204,596	2,569,217
Pool 386046, 7.22%, 04/01/2021	2,699,861	3,196,863
		113,225,781
FNMA Single Family - 14.48%
Pool 935036, 4.00%, 03/01/2039	1,081,569	1,087,611
Pool AA3490, 4.00%, 03/01/2039	1,467,627	1,475,826
Pool AA5316, 4.00%, 03/01/2039	1,066,638	1,072,597
Pool AA7005, 4.00%, 06/01/2039	1,408,479	1,416,487
Pool AA7033, 4.00%, 06/01/2039	1,291,065	1,298,277
Pool AA8598, 4.00%, 07/01/2039	1,063,489	1,069,430
Pool AC1837, 4.00%, 08/01/2039	1,001,195	1,006,788
Pool TBA, 4.00%, 12/01/2039	1,000,000	1,004,219
Pool 935106, 4.50%, 03/01/2039	1,041,031	1,070,191
Pool AA3491, 4.50%, 03/01/2039	2,908,411	2,989,585
Pool AA6523, 4.50%, 03/01/2039	2,633,736	2,707,244
Pool AA4384, 4.50%, 04/01/2039	1,303,696	1,340,082
Pool AA4469, 4.50%, 04/01/2039	2,765,929	2,843,126
Pool AA5800, 4.50%, 05/01/2039	3,316,788	3,409,360
Pool AA7569, 4.50%, 05/01/2039	1,143,806	1,175,730
Pool AA7570, 4.50%, 05/01/2039	1,233,511	1,267,939
Pool AA7006, 4.50%, 06/01/2039	1,978,481	2,033,701
Pool AA7034, 4.50%, 06/01/2039	1,196,552	1,229,948
Pool AA8599, 4.50%, 07/01/2039	1,394,987	1,434,061
Pool AC3371, 4.50%, 07/01/2039	1,038,880	1,067,875
Pool AC3373, 4.50%, 07/01/2039	1,111,626	1,142,763
Pool AC1446, 4.50%, 08/01/2039	2,240,231	2,302,756
Pool AC1838, 4.50%, 08/01/2039	1,324,735	1,361,709
Pool AC2554, 4.50%, 09/01/2039	1,750,290	1,799,140
Pool AC4095, 4.50%, 09/01/2039	1,117,536	1,148,726
Pool AC5330, 4.50%, 11/01/2039	1,602,602	1,647,331
Pool AC7374, 4.50%, 11/01/2039	1,150,111	1,182,211
Pool 914311, 5.00%, 02/01/2037	444,841	467,241
Pool 961665, 5.00%, 02/01/2038	1,049,025	1,101,848
Pool 961946, 5.00%, 02/01/2038	642,709	675,072
Pool AC3372, 5.00%, 07/01/2039	1,632,889	1,714,948

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal
	Amount	Value
Pool AC1447, 5.00%, 08/01/2039	$1,256,104	$1,319,228
Pool AC2562, 5.00%, 09/01/2039	1,017,440	1,068,571
Pool AC4096, 5.00%, 09/01/2039	1,216,039	1,277,150
Pool AC5998, 5.00%, 10/01/2039	1,628,981	1,710,844
Pool 906297, 5.50%, 01/01/2037	1,891,980	2,016,363
Pool 910418, 5.50%, 01/01/2037	496,556	529,201
Pool 910343, 5.50%, 02/01/2037	1,609,636	1,714,199
Pool 918816, 5.50%, 02/01/2037	611,537	651,740
Pool 915093, 5.50%, 04/01/2037	787,372	838,520
Pool 937689, 5.50%, 05/01/2037	883,380	940,765
Pool 937690, 5.50%, 05/01/2037	494,551	526,677
Pool 937698, 5.50%, 05/01/2037	1,239,261	1,319,764
Pool 942355, 5.50%, 06/01/2037	776,872	827,338
Pool 944232, 5.50%, 06/01/2037	743,999	792,330
Pool 942847, 5.50%, 07/01/2037	479,307	510,443
Pool 942856, 5.50%, 07/01/2037	1,574,067	1,676,320
Pool 948666, 5.50%, 07/01/2037	832,850	886,822
Pool 948667, 5.50%, 08/01/2037	773,463	823,587
Pool 960422, 5.50%, 12/01/2037	1,074,060	1,143,664
Pool 961664, 5.50%, 02/01/2038	719,971	766,741
Pool 961666, 5.50%, 02/01/2038	1,509,746	1,607,821
Pool 961947, 5.50%, 02/01/2038	2,364,947	2,518,577
Pool 933847, 5.50%, 05/01/2038	1,256,978	1,338,633
Pool 963383, 5.50%, 05/01/2038	820,861	874,185
Pool 975138, 5.50%, 05/01/2038	1,136,337	1,210,154
Pool 963547, 5.50%, 06/01/2038	920,139	979,912
Pool 985139, 5.50%, 07/01/2038	1,131,368	1,204,863
Pool 614014, 6.00%, 11/01/2031	140,255	152,086
Pool 614022, 6.00%, 11/01/2031	86,544	93,845
Pool 624093, 6.00%, 02/01/2032	171,584	186,058
Pool 809310, 6.00%, 01/01/2035	38,701	41,785
Pool 866068, 6.00%, 02/01/2036	147,271	158,359
Pool 886135, 6.00%, 07/01/2036	471,802	507,326
Pool 886642, 6.00%, 08/01/2036	834,377	897,199
Pool 900105, 6.00%, 08/01/2036	613,338	659,518
Pool 901392, 6.00%, 09/01/2036	537,751	578,240
Pool 906002, 6.00%, 12/01/2036	1,336,103	1,436,702
Pool 907769, 6.00%, 12/01/2036	893,579	960,859
Pool 910417, 6.00%, 12/01/2036	681,638	732,961
Pool 922596, 6.00%, 12/01/2036	737,171	792,675
Pool 906298, 6.00%, 01/01/2037	761,553	818,893
Pool 910114, 6.00%, 01/01/2037	941,818	1,012,730
Pool 910344, 6.00%, 02/01/2037	824,018	884,902
Pool 914334, 6.00%, 03/01/2037	1,028,361	1,104,343
Pool 918822, 6.00%, 04/01/2037	827,195	889,477
Pool 937699, 6.00%, 05/01/2037	749,783	805,182
Pool 940757, 6.00%, 05/01/2037	533,682	573,864
Pool 942848, 6.00%, 07/01/2037	1,360,109	1,460,603
Pool 948669, 6.00%, 07/01/2037	1,187,316	1,274,115
Pool 952300, 6.00%, 07/01/2037	989,693	1,062,819
Pool 952628, 6.00%, 07/01/2037	1,711,966	1,837,119
Pool 952629, 6.00%, 07/01/2037	1,800,418	1,932,038
Pool 942857, 6.00%, 08/01/2037	1,940,766	2,084,163
Pool 946756, 6.00%, 08/01/2037	3,995,322	4,287,400
Pool 946757, 6.00%, 08/01/2037	720,973	773,680
Pool 907085, 6.00%, 09/01/2037	215,657	231,591
Pool 947770, 6.00%, 09/01/2037	2,090,678	2,243,517
Pool 947772, 6.00%, 09/01/2037	1,824,474	1,957,852

The accompanying notes are an integral part of the financial statements.

10	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool 947774, 6.00%, 10/01/2037	$1,114,304	$1,195,765
Pool 953768, 6.00%, 11/01/2037	1,515,540	1,627,518
Pool 960011, 6.00%, 11/01/2037	1,572,255	1,687,195
Pool 960423, 6.00%, 12/01/2037	1,294,641	1,389,286
Pool 961370, 6.00%, 01/01/2038	657,801	705,889
Pool 961667, 6.00%, 02/01/2038	960,575	1,030,948
Pool 963384, 6.00%, 05/01/2038	834,720	895,873
Pool 964596, 6.00%, 07/01/2038	1,091,552	1,171,521
Pool 934366, 6.00%, 08/01/2038	364,441	391,141
Pool 965312, 6.00%, 09/01/2038	1,197,728	1,285,476
Pool 886136, 6.50%, 07/01/2036	534,837	579,034
Pool 900106, 6.50%, 08/01/2036	694,753	752,165
Pool 900649, 6.50%, 09/01/2036	1,114,881	1,207,011
Pool 901391, 6.50%, 09/01/2036	495,958	536,942
Pool 947771, 6.50%, 09/01/2037	923,878	999,070
		125,504,969
GNMA Multi Family - 26.59%
2009-115 AC, 2.02%, 12/16/2050 (a)	11,150,000	11,168,732
2007-46 A, 3.14%, 06/16/2021	214,812	216,514
2009-90 AC, 3.14%, 01/16/2033 (a)	4,625,000	4,686,425
2007-77 A, 3.18%, 02/16/2026	2,431,470	2,469,788
2009-19 AD, 3.39%, 11/16/2040	1,291,443	1,319,946
2009-63 A, 3.40%, 01/16/2038	3,387,210	3,448,090
2009-49 A, 3.44%, 06/16/2034	3,177,750	3,247,312
2009-105 A, 3.46%, 12/16/2050 (a)	2,000,000	2,039,062
2009-60 A, 3.47%, 03/16/2035	3,781,679	3,865,473
2007-39 AC, 3.51%, 07/16/2024	1,416,333	1,430,904
2009-86 A, 3.54%, 09/16/2035	7,886,956	8,100,334
2009-39 AB, 3.55%, 10/16/2038	1,390,116	1,425,541
2009-90 AE, 3.70%, 03/16/2037 (a)	4,475,000	4,561,354
2006-39 A, 3.77%, 06/16/2025	3,323,164	3,409,677
2009-4 A, 3.81%, 11/16/2037	3,265,711	3,386,917
2008-24 B, 3.86%, 03/16/2029 (b)	2,000,000	2,079,150
2006-68 A, 3.89%, 07/16/2026	3,189,395	3,286,848
2007-55 A, 3.91%, 08/16/2027	4,656,228	4,783,378
2006-8 A, 3.94%, 08/16/2025	998,414	1,018,569
2007-12 A, 3.96%, 06/16/2031	11,258,443	11,663,461
2005-79 A, 4.00%, 10/16/2033	2,094,494	2,140,716
2008-92 B, 4.04%, 05/16/2030	500,000	522,243
2006-66 A, 4.09%, 08/16/2030	3,904,264	4,027,024
2006-51 A, 4.25%, 10/16/2030	6,360,033	6,622,518
2006-63 A, 4.26%, 02/16/2032	18,088,095	18,880,151
2007-34 A, 4.27%, 11/16/2026	6,292,853	6,477,882
2008-80 B, 4.28%, 03/16/2033	4,500,000	4,728,474
TEMP JEF-GNI B, 4.29%, 01/16/2041 (a)	3,000,000	3,063,516
2009-3 B, 4.30%, 10/16/2037	750,000	760,359
2007-13 A, 4.32%, 11/16/2029	1,983,272	2,050,791
2008-8 B, 4.38%, 03/16/2029 (b)	3,500,000	3,681,033
2005-59 A, 4.39%, 05/16/2023	814,144	832,854
2005-87 A, 4.45%, 03/16/2025	538,882	552,316
2008-22 B, 4.50%, 12/16/2038	1,500,000	1,588,296
2008-78 B, 4.52%, 06/16/2032	1,000,000	1,056,260
2008-28 B, 4.59%, 08/16/2034	3,700,000	3,926,271
2005-34 B, 4.74%, 04/16/2029 (b)	1,155,146	1,206,741
2008-52 B, 4.75%, 10/16/2032	4,750,000	5,069,044
2008-14 B, 4.75%, 10/16/2042	7,000,000	7,465,171
2008-86 B, 4.81%, 11/16/2031	2,750,000	2,942,648

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal
	Amount	Value
2009-7 B, 4.95%, 11/16/2039	$1,000,000	$1,067,317
2005-79 C, 4.95%, 12/16/2045 (b)	700,000	753,435
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,428,911
2008-39 C, 5.02%, 03/16/2034 (b)	6,450,000	6,961,257
2007-75 B, 5.06%, 03/16/2036	4,500,000	4,853,066
2009-5 B, 5.07%, 08/16/2049 (b)	225,000	238,267
2006-32 A, 5.08%, 01/16/2030	734,502	775,482
2005-87 B, 5.12%, 01/16/2028 (b)	257,300	273,688
Pool 712102, 5.15%, 11/15/2032 (a)	1,083,200	1,167,960
2008-48 D, 5.24%, 10/16/2039 (b)	750,000	815,608
Pool 652131, 5.30%, 06/15/2023	1,932,418	2,057,737
Pool 666265, 5.45%, 10/15/2035	1,884,950	2,016,928
Pool 668966, 5.45%, 04/15/2044	2,538,674	2,735,746
Pool 640434, 5.46%, 03/15/2043	3,366,893	3,598,272
Pool 634979, 5.50%, 01/15/2036	439,798	464,131
2007-75 C, 5.53%, 09/16/2038 (b)	400,000	441,237
2008-59 B, 5.55%, 10/16/2026 (b)	2,540,000	2,759,689
Pool 664218, 5.63%, 06/15/2043	2,643,042	2,824,681
Pool 664652, 5.65%, 06/15/2042	2,387,475	2,535,305
Pool 614125, 5.70%, 12/15/2030	1,529,828	1,586,992
Pool 650307, 5.75%, 03/15/2043	1,792,116	1,919,444
Pool 666268, 5.85%, 03/15/2043	6,881,521	7,378,871
Pool 653889, 5.88%, 01/15/2043	1,170,391	1,255,984
Pool 640436, 5.90%, 09/15/2043	1,281,003	1,380,839
Pool 645747, 6.00%, 09/15/2032	158,168	166,524
Pool 637911, 6.00%, 07/15/2035	436,086	458,324
Pool 639306, 6.00%, 01/15/2036	1,148,501	1,214,723
Pool 666259, 6.00%, 12/15/2042	2,304,197	2,469,560
Pool 649793, 6.05%, 08/15/2036	97,672	103,708
Pool 655317, 6.05%, 08/15/2039	1,443,292	1,573,443
Pool 653914, 6.10%, 06/15/2043	2,409,220	2,599,137
Pool 667881, 6.14%, 02/15/2043	985,794	1,060,620
Pool 699404, 6.15%, 04/15/2039	1,831,483	1,994,543
Pool 685163, 6.20%, 07/15/2037	941,991	974,004
Pool 653904, 6.20%, 05/15/2043	777,524	838,765
Pool 677423, 6.25%, 09/15/2043	452,858	494,367
Pool 636413, 6.25%, 04/15/2036	1,227,010	1,298,142
Pool 645787, 6.25%, 08/15/2036	257,103	273,061
Pool 678208, 6.25%, 01/15/2038	1,579,214	1,717,412
Pool 669506, 6.27%, 03/15/2049	1,634,177	1,777,567
Pool 669518, 6.30%, 04/15/2038	191,695	207,288
Pool 608326, 6.50%, 10/15/2033	1,103,617	1,165,138
Pool 643896, 6.50%, 06/15/2049	1,344,616	1,462,815
Pool 645785, 6.75%, 02/15/2048	1,933,454	2,107,609
		230,449,380
GNMA Single Family - 11.36%
Pool 646730, 4.50%, 03/15/2039	1,332,709	1,373,471
Pool 646771, 4.50%, 04/15/2039	1,354,572	1,396,003
Pool 716818, 4.50%, 04/15/2039	1,682,517	1,733,978
Pool G2 716876, 4.50%, 04/20/2039	1,035,631	1,065,049
Pool 650967, 4.50%, 05/15/2039	1,128,208	1,162,715
Pool 714559, 4.50%, 06/15/2039	1,003,192	1,033,876
Pool 717198, 4.50%, 06/15/2039	1,475,857	1,520,998
Pool 720050, 4.50%, 06/15/2039	1,122,200	1,156,524
Pool G2 716998, 4.50%, 06/20/2039	1,015,500	1,044,346
Pool 714594, 4.50%, 07/15/2039	1,137,845	1,172,647
Pool 720208, 4.50%, 07/15/2039	2,087,236	2,151,076

The accompanying notes are an integral part of the financial statements.

12	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool G2 720338, 4.50%, 07/20/2039	$1,691,700	$1,739,754
Pool 720287, 4.50%, 08/15/2039	1,847,003	1,903,495
Pool G2 720449, 4.50%, 08/20/2039	1,076,206	1,106,776
Pool 726289, 4.50%, 09/15/2039	1,977,666	2,038,154
Pool G2 726542, 4.50%, 09/20/2039	1,307,428	1,344,566
Pool 726402, 4.50%, 10/15/2039	1,216,275	1,253,476
Pool G2 726610, 4.50%, 10/20/2039	1,303,631	1,340,662
Pool TBA, 4.50%, 12/15/2039	1,300,000	1,336,562
Pool TBA, 4.50%, 12/20/2039	1,000,000	1,025,945
Pool TBA, 5.00%, 12/20/2039	1,300,000	1,366,422
Pool 688624, 5.00%, 05/15/2038	896,596	944,613
Pool 411105, 5.00%, 01/15/2039	1,990,532	2,097,135
Pool 439079, 5.00%, 02/15/2039	1,297,869	1,367,376
Pool 646728, 5.00%, 03/15/2039	1,008,330	1,062,331
Pool 646750, 5.00%, 04/15/2039	1,388,459	1,462,818
Pool 716819, 5.00%, 04/15/2039	1,619,331	1,706,054
Pool 646777, 5.00%, 05/15/2039	1,038,047	1,093,639
Pool 720052, 5.00%, 06/15/2039	1,103,259	1,162,343
Pool 720288, 5.00%, 08/15/2039	1,145,232	1,206,564
Pool 722944, 5.00%, 08/15/2039	1,050,698	1,106,968
Pool G2 720434, 5.00%, 08/20/2039	1,476,349	1,554,041
Pool 726290, 5.00%, 09/15/2039	3,717,890	3,917,001
Pool G2 726543, 5.00%, 09/20/2039	1,804,771	1,899,747
Pool G2 726545, 5.00%, 09/20/2039	1,163,038	1,224,243
Pool 723006, 5.00%, 10/15/2039	1,009,328	1,063,382
Pool 726403, 5.00%, 10/15/2039	4,479,006	4,718,877
Pool G2 723007, 5.00%, 10/20/2039	1,225,880	1,290,392
Pool G2 726611, 5.00%, 10/20/2039	1,902,639	2,002,765
Pool G2 726726, 5.00%, 11/20/2039	1,184,614	1,246,954
Pool 684677, 5.50%, 03/15/2038	1,508,338	1,608,457
Pool 684721, 5.50%, 03/15/2038	904,815	964,874
Pool G2 684987, 5.50%, 03/20/2038	802,728	856,957
Pool 684802, 5.50%, 04/15/2038	1,341,396	1,430,434
Pool 688625, 5.50%, 05/15/2038	962,785	1,026,692
Pool G2 688636, 5.50%, 05/20/2038	1,233,612	1,316,951
Pool 690974, 5.50%, 06/15/2038	788,180	840,497
Pool G2 690973, 5.50%, 06/20/2038	1,167,513	1,246,387
Pool 693574, 5.50%, 07/15/2038	1,180,354	1,258,702
Pool G2 409120, 5.50%, 07/20/2038	1,719,770	1,835,953
Pool G2 700671, 5.50%, 10/20/2038	1,068,520	1,140,706
Pool 411116, 5.50%, 01/15/2039	1,530,930	1,632,549
Pool 705998, 5.50%, 01/15/2039	697,520	743,820
Pool 684678, 6.00%, 03/15/2038	2,153,174	2,307,660
Pool 684711, 6.00%, 03/15/2038	315,709	338,361
Pool G2 684988, 6.00%, 03/20/2038	975,983	1,047,141
Pool 688626, 6.00%, 05/15/2038	978,319	1,048,511
Pool 688629, 6.00%, 05/15/2038	529,562	567,557
Pool G2 688637, 6.00%, 05/20/2038	640,810	687,530
Pool G2 693900, 6.00%, 07/20/2038	751,802	806,615
Pool 696513, 6.00%, 08/15/2038	1,222,147	1,309,834
Pool G2 696843, 6.00%, 08/20/2038	789,655	847,228
Pool 699255, 6.00%, 09/15/2038	2,874,254	3,080,476
Pool G2 698997, 6.00%, 09/20/2038	1,688,187	1,811,270
Pool 700791, 6.00%, 10/15/2038	695,511	745,412
Pool 705999, 6.00%, 01/15/2039	976,344	1,046,395
Pool G2 706407, 6.00%, 01/20/2039	887,147	951,907
Pool 582048, 6.50%, 01/15/2032	41,775	45,410

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal
	Amount	Value
Pool 696514, 6.50%, 08/15/2038	$1,001,972	$1,076,005
Pool G2 696844, 6.50%, 08/20/2038	1,038,238	1,116,150
Pool G2 698998, 6.50%, 09/20/2038	1,098,277	1,180,696
Pool G2 706408, 6.50%, 01/20/2039	974,376	1,047,587
Pool 530199, 7.00%, 03/20/2031	62,734	69,869
		98,428,331
HUD - 0.01%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	50,000	50,378

Small Business Administration - 1.79%
SBA
Pool 507253, 0.50%, 05/25/2030 (b)	336,505	328,645
Pool 507932, 0.58%, 04/25/2026 (b)	455,295	446,544
Pool 507766, 0.58%, 07/25/2031 (b)	159,380	156,565
Pool 507841, 0.58%, 08/25/2031 (b)	325,358	319,608
Pool 508045, 0.58%, 04/25/2032 (b)	1,061,295	1,042,393
Pool 507417, 0.60%, 09/25/2030 (b)	155,432	152,419
Pool 508206, 0.60%, 09/25/2032 (b)	1,574,152	1,547,392
Pool 508298, 0.60%, 01/25/2033 (b)	1,490,507	1,465,087
Pool 508506, 0.62%, 06/25/2033 (b)	3,237,181	3,184,648
Pool 508716, 0.82%, 06/25/2034 (b)	3,922,022	3,885,519
Loan #2347955003, 3.00%, 04/15/2017 (b)	431,703	431,495
Loan #2484686008, 3.18%, 10/15/2027 (b)	345,092	348,171
Loan #2604556010, 3.58%, 02/15/2017 (b)	211,850	222,190
Loan #3046316007, 2.13%, 01/15/2032 (b)	289,696	290,385
Loan #3059035009, 1.25%, 05/15/2015 (b)	74,935	74,889
Loan #3111236004, 4.38%, 02/15/2015 (b)	68,146	69,685
Loan #3153295002, 2.13%, 08/15/2029 (b)	660,385	661,415
Loan #3169855009, 1.13%, 07/15/2031 (b)	116,843	117,086
Loan #3333015007, 6.075%, 04/15/2019 (b)	6,120	6,671
Loan #3334925000, 6.075%, 04/15/2019 (b)	12,235	13,336
Loan #3336625008, 6.075%, 04/15/2019 (b)	8,149	8,882
Loan #3340495009, 6.075%, 04/15/2019 (b)	6,546	7,136
Loan #3353945001, 6.075%, 04/15/2019 (b)	4,354	4,746
Loan #3667435004, 1.25%, 11/15/2034 (b)	720,000	725,645
		15,510,552

SBA Participation Certificate - 0.03%
5.49%, 05/01/2028	224,070	245,590

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $620,060,831)		648,594,050

MUNICIPAL BONDS - 21.74%
California - 1.86%
California Home Mortgage Finance Authority
6.90%, 02/01/2047	1,510,000	1,455,036

California Statewide Communities Development Authority
5.30%, 04/01/2016	1,810,000	1,824,914

Loma Linda Redevelopment Agency
5.25%, 07/01/2015	1,630,000	1,602,046

The accompanying notes are an integral part of the financial statements.

14	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value

Los Angeles Community Redevelopment Agency
5.83%, 12/01/2017	$700,000	$699,608
6.00%, 09/01/2010	1,815,000	1,859,159
6.00%, 09/01/2011	1,915,000	1,986,966
6.25%, 09/01/2017	250,000	277,725

Los Angeles Multi Family Housing Authority
6.65%, 07/20/2015	760,000	789,480

Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	479,105

Redding Redevelopment Agency
6.00%, 09/01/2010	125,000	126,559

Sacramento County Housing Authority
7.65%, 09/01/2015	610,000	632,857

San Francisco City & County Redevelopment Financing Authority
5.62%, 08/01/2016	715,000	728,463

San Mateo Redevelopment Agency
4.25%, 08/01/2012	395,000	390,872
4.38%, 08/01/2013	405,000	394,887
4.50%, 08/01/2014	425,000	407,788
4.50%, 08/01/2015	445,000	415,514

Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,641,632

Vacaville Redevelopment Agency
7.00%, 09/01/2010	360,000	372,481
		16,085,092
Colorado - 0.11%
Colorado Housing & Finance Authority
0.33%, 11/01/2030 (b)	100,000	100,000
5.22%, 05/01/2036	900,862	885,682
		985,682
Connecticut - 0.09%
Connecticut Housing Finance Authority
4.16%, 11/15/2011	50,000	51,860
5.83%, 11/15/2016	645,000	697,071
		748,931
Delaware - 0.06%
Delaware State Housing Authority
5.00%, 01/01/2010	500,000	501,180

Florida - 1.42%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	3,040,000	2,798,290

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal
	Amount	Value

Broward County School Board
7.40%, 07/01/2034	$280,000	$289,789

Charlotte County Housing Finance Authority
6.11%, 07/01/2037 (b)	1,254,707	1,264,644

Florida Housing Finance Corp.
4.75%, 07/01/2038 (c)	1,685,000	1,545,785
5.20%, 07/01/2028 (c)	2,855,000	2,936,225
6.85%, 04/01/2021	355,000	339,795
7.88%, 07/01/2015	350,000	363,345

Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	1,032,100

Miami Dade County Housing Finance Authority
4.00%, 06/01/2016	1,070,000	1,065,260
6.60%, 08/01/2016	315,000	324,126

Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	355,000	361,994
		12,321,353
Idaho - 0.29%
Idaho Housing & Finance Association
6.00%, 07/01/2035	490,000	473,335
6.45%, 07/01/2035	2,050,000	2,015,232
		2,488,567
Illinois - 0.38%
Illinois Housing Development Authority
4.55%, 12/01/2009	305,000	305,000
5.08%, 01/01/2013	460,000	475,856
5.11%, 07/01/2013	465,000	483,921
5.16%, 01/01/2015	515,000	525,758
5.16%, 07/01/2015	535,000	546,176
5.50%, 12/01/2014	250,000	258,335
6.21%, 06/01/2026	750,000	722,123
		3,317,169
Indiana - 1.12%
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	4,545,000	4,499,686
5.69%, 07/01/2037	1,590,000	1,583,370
5.90%, 01/01/2037	2,600,000	2,588,950

Indianapolis, Indiana
7.00%, 02/01/2039	1,000,000	1,041,060
		9,713,066
Iowa - 0.05%
Iowa Finance Authority
6.55%, 12/01/2015	460,000	478,685

The accompanying notes are an integral part of the financial statements.

16	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value

Kentucky - 1.29%
Kentucky Housing Corp.
5.17%, 01/01/2013	$660,000	$701,190
5.17%, 07/01/2013	680,000	728,974
5.18%, 01/01/2014	160,000	170,469
5.33%, 07/01/2014	3,130,000	3,202,741
5.75%, 07/01/2037	3,990,000	3,963,706
5.77%, 07/01/2037	1,890,000	1,877,923
5.81%, 07/01/2014	500,000	545,735
		11,190,738
Louisiana - 0.12%
Louisiana Housing Finance Agency
5.45%, 06/01/2018	20,000	20,000
5.60%, 12/01/2029	1,035,000	1,024,567
		1,044,567
Maryland - 0.23%
Maryland Community Development Administration
6.07%, 09/01/2037	2,200,000	2,021,316

Massachusetts - 1.73%
Massachusetts Development Finance Agency
4.85%, 09/01/2013	20,000	19,151

Massachusetts Housing Finance Agency
3.39%, 09/01/2011	1,500,000	1,509,570
5.21%, 12/01/2016	2,325,000	2,384,008
5.54%, 12/01/2025	2,495,000	2,373,044
5.55%, 06/01/2025	940,000	904,562
5.84%, 12/01/2036	1,000,000	938,430
5.96%, 06/01/2017	1,450,000	1,527,590
6.32%, 12/01/2037	4,409,400	4,157,315
6.50%, 12/01/2039	1,255,000	1,192,012
		15,005,682
Minnesota - 0.27%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	545,000	541,588
5.85%, 07/01/2036	765,000	767,234
6.30%, 07/01/2023	1,000,000	1,014,030
		2,322,852
Missouri - 0.36%
Missouri State Housing Development Commission
4.15%, 09/25/2025	175,476	174,977
5.72%, 09/01/2025	1,700,000	1,684,581
5.74%, 03/01/2037	195,000	196,642
5.82%, 03/01/2037	475,000	472,587
6.00%, 03/01/2025	555,000	561,194
		3,089,981
Nebraska - 0.02%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	140,000	144,929

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal
	Amount	Value

Nevada - 0.12%
Nevada Housing Division
0.55%, 10/15/2032 (b)	$640,000	$640,000
0.90%, 10/01/2030 (b)	340,000	340,000
5.11%, 04/01/2017	30,000	30,336
		1,010,336
New Jersey - 0.55%
City of Elizabeth
7.00%, 08/01/2010	115,000	115,120
7.18%, 08/01/2013	125,000	125,029

New Jersey State Housing & Mortgage Finance Agency
5.27%, 10/01/2032	1,185,000	1,162,473
5.93%, 11/01/2028	1,625,000	1,561,202
6.13%, 11/01/2037	1,865,000	1,795,174
		4,758,998
New Mexico - 0.37%
New Mexico Mortgage Finance Authority
4.72%, 01/01/2011	290,000	293,231
4.72%, 07/01/2011	280,000	283,119
4.90%, 01/01/2012	270,000	276,623
4.90%, 07/01/2012	245,000	251,010
5.00%, 01/01/2013	250,000	257,728
5.00%, 07/01/2013	265,000	273,191
5.42%, 01/01/2016	305,000	309,569
5.60%, 03/01/2011	90,000	92,087
5.68%, 09/01/2013	310,000	338,743
6.15%, 01/01/2038	1,000,000	870,960
		3,246,261
New York - 3.67%
New York City Housing Development Corp.
3.70%, 05/01/2010	7,800,000	7,869,342
5.63%, 11/01/2024	7,500,000	7,508,325

New York State Housing Finance Agency
4.90%, 08/15/2025 (c)	1,000,000	1,005,060
5.05%, 08/15/2039 (c)	1,490,000	1,493,457
5.30%, 11/01/2037 (c)	10,685,000	10,855,532
5.60%, 08/15/2033 (c)	1,730,000	1,740,847

Rochester Housing Authority
4.70%, 12/20/2038 (c)	1,000,000	898,680

Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	456,870
		31,828,113
North Dakota - 0.05%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	409,763

The accompanying notes are an integral part of the financial statements.

18	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value

Ohio - 0.13%
County of Cuyahoga
4.25%, 06/01/2011	$870,000	$901,946

State of Ohio
7.75%, 12/01/2015 (d)	250,000	254,898
		1,156,844
Oklahoma - 0.26%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	775,000	771,900
5.65%, 09/01/2026	1,495,000	1,473,607
		2,245,507
Oregon - 0.03%
City of Portland
6.03%, 06/15/2018	250,000	271,215

Pennsylvania - 0.95%
Allegheny County Redevelopment Authority
5.00%, 09/01/2013	1,585,000	1,677,374

Commonwealth Financing Authority
4.97%, 06/01/2016	405,000	409,188
5.08%, 06/01/2010	50,000	50,873
5.13%, 06/01/2012	735,000	778,350

Pennsylvania Housing Finance Agency
5.72%, 10/01/2037	1,710,000	1,688,899
5.76%, 10/01/2037	1,645,000	1,634,669

Philadelphia Redevelopment Authority
4.68%, 04/15/2016	2,000,000	1,987,060
		8,226,413
Rhode Island - 0.07%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	587,144

South Carolina - 0.08%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (c)	690,000	669,900

Texas - 0.56%
Texas Department of Housing & Community Affairs
5.00%, 07/01/2034 (c)	1,510,000	1,394,938
7.01%, 09/01/2026	3,395,000	3,443,345
		4,838,283
Utah - 2.15%
Utah Housing Corp.
0.32%, 01/01/2034 (b)(c)	455,000	455,000
4.80%, 07/01/2017	3,375,000	3,377,768
5.11%, 07/01/2017	665,000	666,663
5.23%, 07/01/2017	575,000	575,914
5.25%, 07/01/2035	750,000	748,612
5.26%, 07/20/2018	185,000	190,472
5.88%, 07/01/2034	915,000	888,383
5.92%, 07/01/2034	2,500,000	2,364,475

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal
	Amount	Value
6.10%, 07/20/2028	$1,315,000	$1,300,259
6.12%, 01/01/2035	2,990,000	2,995,860
6.21%, 07/01/2034	745,000	744,248
6.21%, 01/01/2035	2,390,000	2,339,882
6.25%, 07/20/2018	585,000	603,252

West Jordan Redevelopment Agency
5.00%, 06/01/2010	835,000	848,218
5.38%, 06/01/2018	530,000	546,419
		18,645,425
Virginia - 2.66%
Virginia Housing Development Authority
4.68%, 08/01/2014	5,000,000	5,261,400
4.84%, 12/01/2013	295,000	311,759
5.50%, 12/01/2020	500,000	498,370
5.50%, 06/25/2034	5,669,463	5,859,036
5.50%, 03/25/2036	4,024,294	4,259,464
5.70%, 11/01/2022	1,250,000	1,252,000
5.97%, 11/01/2024	1,405,000	1,391,470
6.25%, 11/01/2029	4,365,000	4,236,582
		23,070,081
Washington - 0.50%
King County Housing Authority
6.38%, 12/31/2046	3,500,000	3,597,335

Tacoma Housing Authority
5.05%, 11/20/2037 (c)	750,000	717,532
		4,314,867

Wisconsin - 0.05%
Wisconsin Housing & Economic Development Authority
4.75%, 09/01/2033 (c)	500,000	450,180

Wyoming - 0.14%
Wyoming Community Development Authority
5.65%, 12/01/2015	1,120,000	1,209,141

TOTAL MUNICIPAL BONDS
(Cost $187,379,379)		188,398,261

MISCELLANEOUS INVESTMENTS - 0.82%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (d)	345,000	336,637
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (d)	381,646	385,009
CRF Affordable Housing, 5.50%, 04/25/2035 (b)(d)	5,971,107	6,424,920

TOTAL MISCELLANEOUS INVESTMENTS
(Cost $6,795,036)		7,146,566

CERTIFICATE OF DEPOSIT - 0.11%
Community Capital Bank of Virginia
1.00%, 02/25/2010	1,000,000	1,000,000

TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,000,000)		1,000,000

The accompanying notes are an integral part of the financial statements.

20	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

SHORT-TERM INVESTMENT - 4.25%
	Shares	Value
Money Market Fund - 4.25%
AIM Short-Term Investments Money Market, 0.11% (e)	36,801,494	$36,801,494
TOTAL SHORT-TERM INVESTMENT (Cost $36,801,494)		36,801,494

Total Investments (Cost $852,406,740) - 101.81%		882,341,625
Liabilities in Excess of Other Assets, Net - (1.81)%		(15,692,307)
NET ASSETS - 100.00%		$866,649,318

Footnotes

The following information for the Fund is presented on an income tax basis as of November 30, 2009:

Cost of Investments		$852,406,740
Gross Unrealized Appreciation		32,750,983
Gross Unrealized Depreciation		(2,816,098)
Net Unrealized Appreciation		$29,934,885

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2009 is $33,761,174, which represents 3.90% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of November 30, 2009.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2009, these securities amounted to $7,401,464, which represents 0.85% of total net assets.

(e)	The rate shown is the 7-day effective yield as of November 30, 2009.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
TBA — To Be Announced

The accompanying notes are an integral part of the financial statements.

21

Statement of Assets and Liabilities as of November 30, 2009 (Unaudited)

Assets:
Investments, at fair value (identified cost — $852,406,740)	$882,341,625
Receivables: Interest	5,625,543
Capital shares sold	71,574
Prepaid expenses	140,364
Total Assets	$888,179,106

Liabilities:
Payables: Investment securities purchased	$18,864,563
Distributions payable	1,662,885
Advisory fees due to Advisor	213,831
Distribution 12b-1 fees	171,143
Shareholder servicing fees	135,566
Capital shares redeemed	67,391
Administration fees	42,765
Trustees’ fees	14,522
Officers' fees	4,568
Due to custodian	90
Accrued expenses	352,464
Total Liabilities	$21,529,788

Net Assets:	$866,649,318
Net Assets consist of: Paid-In capital	$844,570,412
Distributions in excess of net investment income	(126,176)
Accumulated net realized loss on investments	(7,729,803)
Net unrealized appreciation on investments	29,934,885
Net Assets	$866,649,318
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 75,062,183 shares outstanding)	$815,006,652
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 3,202,792 shares outstanding)	$34,747,244
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 1,558,246 shares outstanding)	$16,895,422
Net Asset Value, offering and redemption price per share — CRA Shares	$10.86
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.85
Net Asset Value, offering and redemption price per share — Retail Shares	$10.84

The accompanying notes are an integral part of the financial statements.

22	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Operations for the six-month period ended November 30, 2009 (Unaudited)

Investment Income:
Interest	$20,160,833
Dividends	28,807
Total investment income	20,189,640

Expenses:
Investment advisory fees	1,287,641
Distribution fees — CRA Shares	1,012,723
Distribution fees — Retail Shares	17,015
Special administrative services fees — CRA Shares	810,187
Shareholder servicing fees — Retail Shares	6,806
Accounting and administration fees	257,522
Professional fees	160,484
Trustees’ fees	86,907
Officers’ fees	71,068
Transfer agent fees	61,388
Insurance expense	55,183
Custodian fees	51,843
Registration and filing expenses	29,411
Printing expense	28,829
Other	59,952
Total expenses	3,996,959
Net investment income	16,192,681

Realized and unrealized gain on investments:
Net realized gain on investments	2,153,960
Net change in unrealized appreciation on investments	16,131,588
Net realized and unrealized gain on investments	18,285,548

Net increase in net assets resulting from operations:	$34,478,229

The accompanying notes are an integral part of the financial statements.

23

Statement of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2009 (Unaudited)	For the Fiscal Year Ended May 31, 2009
Operations: Net investment income	$16,192,681	$30,377,786
Net realized gain/(loss) on investments	2,153,960	(1,415,305)
Net change in unrealized appreciation on investments	16,131,588	17,010,776
Net increase in net assets resulting from operations	34,478,229	45,973,257
Distributions to shareholders from: Net investment income CRA Shares	(15,305,943)	(29,438,539)
Institutional Shares	(734,298)	(810,385)
Retail Shares	(275,392)	(258,135)
Total distributions	(16,315,633)	(30,507,059)
Capital share transactions: CRA Shares Shares sold	48,150,811	115,768,352
Shares reinvested	5,320,944	10,896,156
Shares redeemed	(44,045,958)	(74,588,195)
	9,425,797	52,076,313
Institutional Shares Shares sold	10,086,837	18,793,860
Shares reinvested	578,092	747,541
Shares redeemed	(7,910,751)	(423,496)
	2,754,178	19,117,905
Retail Shares Shares sold	7,667,268	9,255,770
Shares reinvested	203,372	150,703
Shares redeemed	(830,192)	(1,101,532)
	7,040,448	8,304,941
Increase in net assets from capital share transactions	19,220,423	79,499,159
Increase in net assets	37,383,019	94,965,357

Net Assets:
Beginning of period	829,266,299	734,300,942
End of period	$866,649,318	$829,266,299
Distributions in excess of net investment income	$(126,176)	$(3,224)

The accompanying notes are an integral part of the financial statements.

24	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Changes in Net Assets (Continued)

	For the Six-Month Period Ended November 30, 2009 (Unaudited)	For the Fiscal Year Ended May 31, 2009

Share Transactions:
CRA Shares Shares sold	4,504,531	10,962,362
Shares reinvested	495,583	1,040,377
Shares redeemed	(4,095,553)	(7,145,596)
Increase in shares	904,561	4,857,143
CRA Shares outstanding at beginning of period	74,157,622	69,300,479
CRA Shares outstanding at end of period	75,062,183	74,157,622
Institutional Shares Shares sold	945,170	1,768,434
Shares reinvested	53,898	71,267
Shares redeemed	(739,212)	(39,832)
Increase in shares	259,856	1,799,869
Institutional Shares outstanding at beginning of period	2,942,936	1,143,067
Institutional Shares outstanding at end of period	3,202,792	2,942,936
Retail Shares Shares sold	718,136	884,995
Shares reinvested	18,941	14,337
Shares redeemed	(77,781)	(105,036)
Increase in shares	659,296	794,296
Retail Shares outstanding at beginning of period	898,950	104,654
Retail Shares outstanding at end of period	1,558,246	898,950

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights—Per share data (for a share outstanding throughout each year or period)

	CRA Shares
	For the Six-Month Period Ended 11/30/09 (Unaudited)		For the Fiscal Year Ended 5/31/09	For the Fiscal Year Ended 5/31/08	For the Fiscal Year Ended 5/31/07	For the Fiscal Year Ended 5/31/06	For the Fiscal Year Ended 5/31/05
Net Asset Value, Beginning of Period	$10.63		$10.41	$10.34	$10.21	$10.75	$10.49
Investment Operations: Net investment income (a)	0.20		0.43	0.45	0.46	0.43	0.39
Net realized and unrealized gain/(loss) on investments (a)	0.23		0.22	0.08	0.13	(0.54)	0.26
Total from investment operations	0.43		0.65	0.53	0.59	(0.11)	0.65
Distributions from:
Net investment income	(0.20)		(0.43)	(0.46)	(0.46)	(0.43)	(0.39)
Total distributions	(0.20)		(0.43)	(0.46)	(0.46)	(0.43)	(0.39)
Net Asset Value, End of Period	$10.86		$10.63	$10.41	$10.34	$10.21	$10.75
Total Return (b)	4.11%		6.43%	5.14%	5.83%	(1.07)%	6.25%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$815,007		$788,455	$721,325	$740,569	$648,678	$619,986
Ratio of expenses to average net assets: Before fee waiver	0.95	%(c)	0.95%	0.98%	0.95%	0.95%	0.96%
After fee waiver	0.95	%(c)	0.95%	0.98%	0.95%	0.95%	0.96%
Ratio of net investment income to average net assets	3.75	%(c)	4.12%	4.32%	4.42%	4.09%	3.66%
Portfolio turnover rate	16	%(d)	26%	34%	39%	49%	50%
(a) Based on the average daily number of shares outstanding during the period. (b) Returns are for the period indicated and have not been annualized. (c) Annualized. (d) Not annualized.

The accompanying notes are an integral part of the financial statements.

26	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights—Per share data (for a share outstanding throughout each year or period) (Continued)

	Institutional Shares (b)
	For the Six-Month Period Ended 11/30/09 (Unaudited)		For the Fiscal Year Ended 5/31/09	For the Fiscal Year Ended 5/31/08	For the Period Ended 5/31/07
Net Asset Value, Beginning of Period	$10.62		$10.40	$10.33	$10.51
Investment Operations: Net investment income (a)	0.23		0.48	0.49	0.12
Net realized and unrealized gain/(loss) on investments (a)	0.23		0.22	0.07	(0.18)
Total from investment operations	0.46		0.70	0.56	(0.06)
Distributions from:
Net investment income	(0.23)		(0.48)	(0.49)	(0.12)
Total distributions	(0.23)		(0.48)	(0.49)	(0.12)
Net Asset Value, End of Period	$10.85		$10.62	$10.40	$10.33
Total Return (c)	4.34%		6.92%	5.52%	(0.54)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$34,747		$31,266	$11,888	$6,442
Ratio of expenses to average net assets: Before fee waiver	0.50	%(d)	0.50%	0.62%	0.63	%(d)
After fee waiver	0.50	%(d)	0.49%	0.62%	0.63	%(d)
Ratio of net investment income to average net assets	4.20	%(d)	4.56%	4.68%	4.77	%(d)
Portfolio turnover rate	16	%(e)	26%	34%	39	%(e)

(a) Based on the average daily number of shares outstanding during the period.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized.
(d) Annualized.
(e) Not annualized.

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights—Per share data (for a share outstanding throughout each year or period) (Continued)

	Retail Shares (b)
	For the Six-Month Period Ended 11/30/09 (Unaudited)		For the Fiscal Year Ended 5/31/09	For the Fiscal Year Ended 5/31/08	For the Period Ended 5/31/07
Net Asset Value, Beginning of Period	$10.62		$10.40	$10.33	$10.51
Investment Operations: Net investment income (a)	0.21		0.44	0.45	0.12
Net realized and unrealized gain/(loss) on investments (a)	0.22		0.23	0.08	(0.18)
Total from investment operations	0.43		0.67	0.53	(0.06)
Distributions from:
Net investment income	(0.21)		(0.45)	(0.46)	(0.12)
Total distributions	(0.21)		(0.45)	(0.46)	(0.12)
Net Asset Value, End of Period	$10.84		$10.62	$10.40	$10.33
Total Return (c)	4.07%		6.56%	5.16%	(0.61)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$16,895		$9,545	$1,088	$767
Ratio of expenses to average net assets: Before fee waiver	0.85	%(d)	0.85%	0.97%	1.00	%(d)
After fee waiver	0.85	%(d)	0.84%	0.97%	1.00	%(d)
Ratio of net investment income to average net assets	3.85	%(d)	4.20%	4.33%	4.51	%(d)
Portfolio turnover rate	16	%(e)	26%	34%	39	%(e)

(a) Based on the average daily number of shares outstanding during the period.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized.
(d) Annualized.
(e) Not annualized.

The accompanying notes are an integral part of the financial statements.

28	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Notes to Financial Statements November 30, 2009 (Unaudited)

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the “Fund”) was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company. The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest — CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The Fund commenced investment operations on August 30, 1999.

Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168), the “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of FASB’s Codification project, but it changes the way the guidance is organized and presented. As a result, these changes had a significant impact on how companies reference GAAP in their financial statements and in their accounting policies. The Fund implemented the Codification as of November 30, 2009.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

29

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Such valuation methodologies are approved on a quarterly basis by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. At November 30, 2009, the Fund held securities fair valued by the Advisor in the amount of $33,761,174.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

30	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bond	$—	$401,254	$—		$401,254
U.S. Government & Agency Obligations	—	614,832,876	33,761,174	*	648,594,050
Municipal Bonds	—	188,398,261	—		188,398,261
Miscellaneous Investments	—	7,146,566	—		7,146,566
Certificate of Deposit	—	1,000,000	—		1,000,000
Short-Term Investment	36,801,494	—	—		36,801,494
Total Investments in Securities	$36,801,494	$811,778,957	$33,761,174		$882,341,625
*Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in U.S. Government & Agency Obligations	Investments in Municipal Bonds
Beginning balance as of June 1, 2009	$14,525,331	$1,029,610
Accrued discounts/premiums	(1,127)	—
Realized gain/(loss)	36,015	—
Change in unrealized appreciation/(depreciation)	290,488	—
Net purchases/sales	4,600,424	—
Net transfer in and/or out of Level 3	14,310,043	(1,029,610)
Ending balance as of November 30, 2009	$33,761,174	$—

For the six-month period ended November 30, 2009, there have been no significant changes to the Fund’s fair value methodologies.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the schedule of investments on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

31

Repurchase Agreements. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund’s investment. At November 30, 2009, the Fund had no repurchase agreements outstanding.

Reverse Repurchase Agreements. The Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. At November 30, 2009, the Fund had no reverse repurchase agreements outstanding.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of identified cost for both financial statement and federal income tax purposes. Discounts and premiums are accreted and amortized using the effective interest method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to continue to comply with all requirements of the Internal Revenue Code applicable to regulated

32	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, the Fund’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

33

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2009 were as follows:

	Shares	Amount
CRA Shares
Shares sold	4,504,531	$48,150,811
Shares reinvested	495,583	5,320,944
Shares redeemed	(4,095,553)	(44,045,958)
Net increase	904,561	$9,425,797
Institutional Shares
Shares sold	945,170	$10,086,837
Shares reinvested	53,898	578,092
Shares redeemed	(739,212)	(7,910,751)
Net increase	259,856	$2,754,178
Retail Shares
Shares sold	718,136	$7,667,268
Shares reinvested	18,941	203,372
Shares redeemed	(77,781)	(830,192)
Net increase	659,296	$7,040,448

Transactions in shares of the Fund for the fiscal year ended May 31, 2009 were as follows:

	Shares	Amount
CRA Shares
Shares sold	10,962,362	$115,768,352
Shares reinvested	1,040,377	10,896,156
Shares redeemed	(7,145,596)	(74,588,195)
Net increase	4,857,143	$52,076,313
Institutional Shares
Shares sold	1,768,434	$18,793,860
Shares reinvested	71,267	747,541
Shares redeemed	(39,832)	(423,496)
Net increase	1,799,869	$19,117,905
Retail Shares
Shares sold	884,995	$9,255,770
Shares reinvested	14,337	150,703
Shares redeemed	(105,036)	(1,101,532)
Net increase	794,296	$8,304,941

34	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2009, were as follows:

Purchases:
U.S. Government	$125,566,505
Other	14,803,849
Sales and Maturities:
U.S. Government	$105,796,770
Other	26,738,648

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At November 30, 2009, gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$32,750,983
Gross unrealized depreciation	(2,816,098)
Net appreciation on investments	$29,934,885

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Fund has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Effective May 1, 2008, pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and paid monthly, at the annual rate of 0.30% of the Fund’s average daily net assets. For the period from March 2, 2007 to April 30, 2008, pursuant to the Advisory Agreement the Advisor was entitled to receive a fee calculated daily, and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. For the six-month period ended November 30, 2009, the Advisor was entitled to receive advisory fees of $1,287,641.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Fund. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2009, the Advisor

35

was entitled to receive fees of $810,187 pursuant to the Special Administrative Services Agreement.

The Fund has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2009, the Fund incurred distribution expenses of $1,012,723 and $17,015 with respect to CRA Shares and Retail Shares, respectively.

The Fund has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.10% under the services plan for personal liaison and administrative support services through May 31, 2010. For the six-month period ended November 30, 2009, the Fund incurred expenses under the services plan of $6,806.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2010, to the extent total annualized expenses (excluding acquired fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the six-month period ended November 30, 2009.

The President and Treasurer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for

36	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2009, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Undistributed Accumulated Net Realized Gain
$126,005	$(126,005)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2009	Fiscal Year Ended May 31, 2008
Distributions declared from:
Ordinary income	$30,507,059	$32,995,967
Total distributions	$30,507,059	$32,995,967

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,728,486
Capital loss carryforwards	(9,418,117)
Post-October losses	(465,345)
Other temporary differences	(1,731,712)
Unrealized appreciation, net	13,802,998
Distributable earnings, net	$3,916,310

37

For tax purposes, for the year ended May 31, 2009, the Fund distributed $30,439,610, on a cash basis, of ordinary income. The Fund had tax basis capital losses of $2,226,266, $3,324,537, $1,462,428, $2,000,953 and $403,933 available to offset future net capital gains through May 31, 2017, 2016, 2015, 2014 and 2013, respectively.

The Fund will use the capital losses to offset net taxable capital gains, if any, realized during the year ending May 31, 2010; should the Fund realize net capital losses in the year ending May 31, 2010, the losses will be carried forward and available for future years.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through May 31, 2009 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

Note 6 – CONCENTRATION/RISK

The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through January 27, 2010, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of November 30, 2009.

Note 8 – PROXY POLICIES & N-Q FILINGS

Proxy Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

38	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

N-Q Filings
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

 Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Street
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the
    Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded  by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road n Suite 101 n Weston, FL 33331
954-217-7999 n Fax: 954-385-9299 n Toll Free: 877-272-1977 n www.ccmfixedincome.com

Item 2.  Code of Ethics.

Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.  Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: February 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: February 3, 2010

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer

Date: February 3, 2010